Consolidated Statements of Changes in Equity - ILS (₪) ₪ in Thousands	Issued capital [member]	Capital reserve [member]	Capital reserve with non controlling interest [member]	Receipts on account of shares [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Beginning balance at Dec. 31, 2021	₪ 623,567	₪ 2,388		₪ 8,541	₪ (186,468)	₪ 448,028	₪ 21,384	₪ 469,412
IfrsStatementLineItems [Line Items]
Profit (loss) for the year					44,819	44,819	(1,070)	43,749
Share-based payment (Note 18L)	8,907					8,907		8,907
Acquisitions of subsidiaries (Note 8)							(142)	(142)
Settlement in cash of an obligation to issue shares	(449)					(449)		(449)
Ending balance at Dec. 31, 2022	632,025	2,388		8,541	(141,649)	501,305	20,172	521,477
IfrsStatementLineItems [Line Items]
Profit (loss) for the year					(61,959)	(61,959)	(1,574)	(63,533)
Dividends to non-controlling interests in subsidiaries							(3,474)	(3,474)
Attribution of loss from non-controlling interest (Note 2C)					(387)	(387)	387
Share-based payment (Note 18L)	2,592					2,592		2,592
De-recognition of non-controlling interests (Note 16(3))			13,561			13,561	(13,561)
Expiration of options (Note 18L)	8,541			(8,541)
Ending balance at Dec. 31, 2023	643,158	2,388	13,561		(203,995)	455,112	1,950	457,062
IfrsStatementLineItems [Line Items]
Profit (loss) for the year					(67,795)	(67,795)	(4,998)	(72,793)
Issuance of ordinary shares related to business combinations (Note 8)	14,180					14,180		14,180
Dividends to non-controlling interests in subsidiaries							(98)	(98)
Attribution of loss from non-controlling interest (Note 2C)					(5,789)	(5,789)	5,789
De-recognition of an obligation to issue Shares (Note 8)	(1,020)					(1,020)	(1,941)	(2,961)
Share-based payment (Note 18L)	2,281					2,281		2,281
Ending balance at Dec. 31, 2024	₪ 658,599	₪ 2,388	₪ 13,561		₪ (277,579)	₪ 396,969	₪ 702	₪ 397,671